Rule 24f-2 Notice
                     Keyport Variable Investment Trust
                              File #33-59216


1.   Keyport Variable Investment Trust
     One Financial Center
     Boston, MA 02111

2. Name of each series or class of funds for which this notice is filed:

     Colonial-Keyport Growth and Income Fund
     Colonial-Keyport Utilities Fund
     Colonial-Keyport International Fund for Growth
     Colonial-Keyport Strategic Income Fund
     Colonial-Keyport US Fund for Growth
     Newport-Keyport Tiger Fund

3.   Investment Company Act File #                       811-7556

     Securities Act File Number #                        33-59216
4.   Last day of fiscal year for which this notice
     is filed:                                           12/31/96

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration.

6. Date of termination of issuer's declaration under rule 24-f2(a)(1),if applicable:

7.   Number and amount of securities of the same
     class or series which had been registered under
     the Securities Act of 1933 other than pursuant to
     rule 24-f2 in a prior fiscal year, but which
     remained unsold at the beginning of the fiscal
     year:                                                   0

8.   Number and amount of securities registered during
     the fiscal year other than pursuant to rule 24f-2:      0

9.   Number and aggregate sale price of securities sold
     during the fiscal year:                     Shares      0

                                                 Dollars $   0

10.  Number and aggregate sale price of securities sold
     during the fiscal year in reliance upon registration
     pursuant to rule 24f-2:                     Shares      0

                                                 Dollars $   0
11.  Number and aggregate sale price of securities issued
     during the fiscal year in connection with dividend
     reinvestment plans, if applicable:                  (Included in
                                                          Item 10)

12.  Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the
     fiscal year in reliance on rule 24f-2:              $   0

(ii) Aggregate price of shares issued in connection with
     dividend reinvestment plans:                        (Included in
                                                          12 (i) above)

(iii) Aggregate price of shares redeemed or repurchased
     during the fiscal year:                             $   0

(iv) Aggregate price of shares redeemed or repurchased
     and previously applied as a reduction to filing
     fees pursuant to rule 24e-2:                        0

(v)  Net aggregate price of securities sold and issued
     during the fiscal year in reliance on rule 24f-2:   $   0

(vi) Multiplier prescribed by Section 6(b) of the
     Securities Act of 1933 or other applicable law
     or regulation:                                      0.0003030303

(vii)Fee due:*                                           $   0

13. Date of Mailing or wire transfer of filing fee to the Commission's lockbox depository

     This report has been signed below by the following
     persons on behalf of the issuer and in the
     capacities and on the date indicated.               02/26/97

* The funds are not responsible for a minimum fee per Caroline Miller at the SEC (2/27/96)


                        By ________________________
                             Peter L. Lydecker
                              Vice President

February 26, 1997

                              February 26, 1997


Keyport Variable Investment Trust
Federal Reserve Plaza
600 Atlantic Avenue
Boston, Massachusetts  02110

Ladies and Gentlemen:

     Keyport Variable Investment Trust, a Massachusetts business trust (the "Trust"), is filing with the securities and Exchange Commission a Rule 24f-2 Notice (the "Notice") on behalf of its various series (the "Funds") containing the information specified in paragraph (b)(1) of Rule 24f-2 under the Investment Company Act of 1940 (the "Rule"). The Trust has previously filed a Registration statement under the Securities Act of 1933 (File No. 33-59216) (the "Registration Statement") containing the declaration authorized by paragraph (a) (1) of the Rule to the effect that an indefinite number of shares of beneficial interest of the Trust without par value (the "Shares") was being registered by the Registration Statement. I am a Vice President and Associate General Counsel of Liberty Financial Companies, Inc., which is the parent holding company for the investment advisors and the administrator to the Trust. I also am an Assistant Secretary of the Trust.

     The effect of the Notice, when accompanied by (i) the filing fee, if any, payable as prescribed by paragraph (c) of the Rule and (ii) this Opinion, will be to make definite in number the number of shares sold by the various Funds of the Trust during the fiscal year ended December 31, 1996 in reliance upon the Rule (the "Rule 24f-2 Shares").

     I have examined copies, either certified or otherwise proven to my satisfaction to be genuine, of the Trust's Agreement and Declaration of Trust as now in effect, the minutes of meetings of Trustees of the Trust and other documents relating to the organization and operation of the Trust. I have also reviewed the Registration Statement and the form of the Rule 24f-2 Notice being filed by the Trust, and am generally familiar with the business affairs of the Trust.

     The Trust has advised me that the Rule 24f-2 Shares were sold in the manner contemplated by the Trust's current prospectus at the time of sale, and that the Rule 24f-2 Shares were sold for a consideration not less than the net asset value thereof as required by the Investment Company Act of 1940.

      I am a member of the Bar of The Commonwealth of Massachusetts, and the opinion rendered below are limited to the laws of Massachusetts.

     Based upon the foregoing, it is my opinion that:

          The Trust has been duly organized and is legally existing under the laws of The Commonwealth of Massachusetts.

          The Trust is authorized to issue an unlimited number of Shares.

          The Rule 24f-2 Shares were legally issued and are fully paid and non-assessable (except that as to 4.365 shares of the Colonial-Keyport Utilities Fund, 633.238 shares of the Colonial-Keyport Growth and Income Fund, 2,526.651 shares of the Colonial-Keyport U.S. Fund for Growth, and 6,051.587 shares of the Newport-Keyport Tiger Fund, payment had not been received and was not then due in ordinary course of business as of December 31, 1996). However, I note that, as set forth in the Registration Statement, shareholders of the Trust might, under certain circumstances, be liable for transactions effected by the Trust.

     I hereby consent to the filing of this opinion with the Securities and Exchange Commission together with the Rule 24f-2 Notice of the Trust, and to the filing of this opinion under the securities laws of any state where such filing may be necessary.

                              Sincerely,


                              /S/KEVIN M. CAROME
                              Kevin M. Carome
                              Vice President and
                                Associate General Counsel
                              Liberty Financial Companies, Inc.